Investments in Financial Assets	12 Months Ended
Dec. 31, 2021
Investments in Financial Assets
Investments in Financial Assets

9. Investments in Financial Assets

In January 2021, Wings Therapeutics Inc. merged into Phoenicis Therapeutics Inc. by means of a non-cash transaction. ProQR holds a 3.9% interest in Phoenicis Therapeutics Inc. In 2021, a gain on disposal of associate was recognized amounting to € 514,000, which consists of the fair value of the equity instruments received of Phoenicis Therapeutics Inc. of EUR 621,000, partly off-set by the derecognition of the carrying value of our investment in Wings Therapeutics, Inc of EUR 107,000.

The Company elected to recognize subsequent changes in the fair value of our investment in Phoenicis in Other Comprehensive Income. There have been no changes in the fair value of our investment in Phoenicis since the initial recognition.

Investment
in financial asset
(€ in thousands)
Balance at January 1, 2020 and 2021	—

Investment in Phoenicis Therapeutics, Inc.	621

Balance at December 31, 2021	621